Document And Entity Information	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	FibroBiologics, Inc.
Entity Central Index Key	0001958777
Entity Emerging Growth Company	true
Entity File Number	001-41934
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3329066
Entity Address, Address Line One	9350 Kirby Drive, Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77054
City Area Code	281
Local Phone Number	671-5150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	FBLG
Security Exchange Name	NASDAQ